Janus Henderson VIT Global Sustainable Equity Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 97.3%
Auto Components – 1.2%
Aptiv PLC*	1,209	$96,297
Banks – 1.0%
HDFC Bank Ltd (ADR)	1,442	80,709
Biotechnology – 0.9%
Vertex Pharmaceuticals Inc*	166	69,390
Building Products – 1.6%
Advanced Drainage Systems Inc	698	120,223
Capital Markets – 0.9%
S&P Global Inc	156	66,370
Containers & Packaging – 1.5%
DS Smith PLC	23,430	117,289
Diversified Financial Services – 4.1%
Mastercard Inc - Class A	403	194,073
Walker & Dunlop Inc	1,188	120,059
		314,132
Electric Utilities – 1.6%
SSE PLC	6,013	125,198
Electrical Equipment – 8.4%
Legrand SA	1,591	168,567
nVent Electric PLC	1,941	146,351
Prysmian SpA	1,687	88,059
Schneider Electric SE	1,108	250,574
		653,551
Electronic Equipment, Instruments & Components – 6.8%
Keyence Corp	200	92,614
Keysight Technologies Inc*	692	108,215
Murata Manufacturing Co Ltd	7,300	136,706
Shimadzu Corp	1,200	33,322
TE Connectivity Ltd	1,077	156,423
		527,280
Entertainment – 1.7%
Nintendo Co Ltd	2,400	130,957
Food Products – 0.3%
McCormick & Co Inc/MD	348	26,730
Health Care Equipment & Supplies – 0.1%
Nanosonics Ltd*	6,052	10,843
Health Care Providers & Services – 4.2%
Encompass Health Corp	2,048	169,124
Humana Inc	453	157,064
		326,188
Independent Power and Renewable Electricity Producers – 1.8%
Boralex Inc - Class A	4,639	98,027
Innergex Renewable Energy Inc	7,513	44,321
		142,348
Industrial Real Estate Investment Trusts (REITs) – 1.0%
Prologis Inc	620	80,736
Information Technology Services – 1.4%
CGI Inc*	978	107,909
Insurance – 10.8%
AIA Group Ltd	13,800	92,656
Arthur J Gallagher & Co	546	136,522
Intact Financial Corp	1,140	185,208
Marsh & McLennan Cos Inc	846	174,259
Progressive Corp/The	1,206	249,425
		838,070
Leisure Products – 0.8%
Shimano Inc	400	59,738
Life Sciences Tools & Services – 3.0%
ICON PLC*	687	230,798
Machinery – 9.1%
Knorr-Bremse AG	1,894	143,219
Wabtec Corp	2,150	313,212
Xylem Inc/NY	1,929	249,304
		705,735
Professional Services – 1.9%
Wolters Kluwer NV	925	144,880
Road & Rail – 1.6%
Uber Technologies Inc*	1,606	123,646

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment – 14.4%
ASML Holding NV	218	$209,807
Infineon Technologies AG	2,630	89,408
Lam Research Corp	184	178,769
NVIDIA Corp	543	490,633
Texas Instruments Inc	874	152,259
		1,120,876
Software – 11.2%
Autodesk Inc*	547	142,450
Cadence Design Systems Inc*	464	144,434
Microsoft Corp	1,381	581,014
		867,898
Specialized Real Estate Investment Trusts (REITs) – 1.7%
Crown Castle International Corp	307	32,490
Equinix Inc	116	95,738
		128,228
Specialty Retail – 1.1%
Home Depot Inc	231	88,612
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	1,684	96,409
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc	939	153,264
Total Common Stocks (cost $6,277,041)		7,554,304
Investment Companies– 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $235,657)	235,610	235,657
Total Investments (total cost $6,512,698) – 100.3%		7,789,961
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(25,665)
Net Assets – 100%		$7,764,296

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,149,152	66.1%
Japan	453,337	5.8
Canada	435,465	5.6
France	419,141	5.4
Netherlands	354,687	4.6
United Kingdom	242,487	3.1
Germany	232,627	3.0
Ireland	230,798	3.0
Hong Kong	92,656	1.2
Italy	88,059	1.1
India	80,709	1.0
Australia	10,843	0.1

Total	$7,789,961	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$2,795	$4	$(4)	$235,657

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	267,292	554,851	(586,486)	235,657

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,554,304	$-	$-
Investment Companies	-	235,657	-
Total Assets	$7,554,304	$235,657	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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